Note 7 - Property and Equipment, Net (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Depletion and Amortization, Nonproduction, Total	€ 1,511	€ 981	€ 935
Property, Plant and Equipment, Gross, Ending Balance	9,778	8,614
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	6,644	5,624
Finance Lease, Right-of-Use Asset, Amortization	448	386	218
Reduction to Right-of-use Assets Resulting From Reduction to Financing Lease Liability	122
Equipment Leased to Other Party [Member]
Depreciation, Depletion and Amortization, Nonproduction, Total	23	51	€ 24
Property, Plant and Equipment, Gross, Ending Balance	342	351
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	€ 95	€ 72